Limited Liability Companies (Details) (Limited Liability Companies, Surgical Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012 item
Limited Liability Companies | Surgical Services
Limited Liability Companies
Total assets of LLCs	$ 0.8
Number of active LLCs in which the entity holds an interest	6